DEAN WITTER PACIFIC GROWTH FUND INC.  TWO WORLD TRADE CENTER, NEW YORK, NEW YORK
                                      10048
LETTER TO THE SHAREHOLDERS APRIL 30, 1997

DEAR SHAREHOLDER:

Performance in the markets of the Pacific Basin varied considerably during the six-month period ended April 30, 1997. The region's markets got off to a good start in November, buoyed by strength in U.S. equities and bonds. In addition, an improving U.S. semiconductor book-to-bill ratio was seen as a sign of recovery in the global electronics industry, to which the region is heavily exposed. However, during the first few months of 1997 the region's markets retraced much of these gains as increased volatility on Wall Street, uncertainty about the future direction of U.S. interest rates and a strong U.S. dollar depressed the region. Furthermore, repercussions from a rapidly deteriorating Thai economy were felt throughout the region, particularly in the Philippines and Malaysia, where investors reacted negatively to central bank measures to restrain lending to the property sector.

A key event of the period was the death of China's paramount leader Deng Xiao Peng. This event had been expected to trigger a short period of sharp weakness in the region's markets, owing to uncertainty over the succession. There was some weakness, particularly in Hong Kong, but the brief downturn was mostly recouped before concerns about U.S. interest rates set in. It is encouraging that this long-feared event has passed without substantial market volatility.

WEAKNESS IN THAILAND AND STRENGTH IN TAIWAN

Thailand remained under considerable pressure throughout the period as the current-account deficit problems of 1996 continued into 1997. This affected both GNP forecasts and corporate earnings growth. In addition, the Thai currency, the baht, has been under pressure as speculation has grown that it would have to be devalued in order for domestic interest rates to fall and to ease the tight monetary squeeze on an already weak domestic economy. Finance, bank and real estate stocks were particularly soft as property-related bad debts and bankruptcies grew.

DEAN WITTER PACIFIC GROWTH FUND INC.
LETTER TO THE SHAREHOLDERS APRIL 30, 1997, CONTINUED

By contrast, Taiwan recorded strong gains, led by electronics stocks, which continued to rally sharply on the back of signs of recovery in the global electronics cycle. In addition, the inclusion of Taiwan in Morgan Stanley Capital International (MSCI) regional indexes in September 1996 has resulted in an ongoing inflow of foreign funds, providing strong support for the market.

FUND PERFORMANCE

Against this backdrop, Dean Witter Pacific Growth Fund produced a total return of -4.56 percent for the six-month period ended April 30, 1997. During this period, the Morgan Stanley Capital International World Index (MSCI World Index) and the Lipper Pacific Region Funds Index produced returns of 6.76 percent and -2.62 percent, respectively. However, unlike the Fund which invests primarily in securities in the markets of the Pacific Rim, the MSCI World Index measures the performance of the European, Asian and American markets. The Lipper Pacific Region Funds Index tracks the performance of funds that invest in equity securities whose primary trading markets or operations are concentrated in the Pacific region or a single country within this region.

PORTFOLIO HOLDINGS AND INVESTMENT STRATEGY

The Fund's largest overweighting remains Hong Kong. Morgan Grenfell Investment Services Limited, the Fund's sub-adviser, believes that the recent positive response from Hong Kong to better news from the United States regarding inflationary pressures is encouraging, but developments in China will become increasingly important determinants of Hong Kong's performance moving forward. The resurgence of growth in China, which should stem from further monetary easing, will underpin growth in Asia in general and in Hong Kong in particular. The return of Hong Kong to China at midnight, June 30, 1997, is imminent and, while this will clearly be a focus of attention and media comment, Morgan Grenfell believes that the transition will go smoothly and Hong Kong's new status will be beneficial to its long-term economic development. The portfolio's Hong Kong holdings remain overweighted in real estate-related stocks for Hong Kong's commercial and office landlords such as Hong Kong Land Holdings Ltd., Great Eagle Holdings Ltd., Wharf (Holdings) Ltd. and Amoy Properties, Ltd.

At the other end of the spectrum, the Fund remains underweighted in Thailand, with no exposure to its finance and property sectors and only selective holdings in high-quality banks such as Bangkok Bank PCL. Energy stocks, such as PTT Exploration and Production PCL, Lanna Lignite Public Co., Ltd., Cogeneration Public Co. and Ban Pu Coal Co., Ltd., offer longer-term attractions while performing defensively in the current poor market environment.

DEAN WITTER PACIFIC GROWTH FUND INC.
LETTER TO THE SHAREHOLDERS APRIL 30, 1997, CONTINUED

Among the smaller markets, Indonesia continues to look most attractive. Earnings are rising strongly on the back of robust investment driven by GDP growth and accelerating deregulation of a number of industries. While some political jitters are possible before parliamentary elections in late May, at current valuation levels, Morgan Grenfell believes that any increase in market volatility is overdiscounted. Within this market, the Fund is focused on banks (which are beneficiaries of rapidly falling deposit rates) and on consumer stocks such as PT Kalbe Farma (medical products & supplies) and PT Ramayana Lestari Sentosa (retail - department stores), both beneficiaries of rising disposable income.

The Fund retains a small exposure (10.3 percent) to the Japanese stock market, which has begun to perform better since the beginning of the new fiscal year in April. Japan's economic recovery continues, and manufacturing companies, aided by a weak yen, are now in their third successive year of earnings growth. According to Morgan Grenfell, this market should continue to recover over the balance of 1997 from the poor start engendered by concerns about a relapse into recession and very depressed investor sentiment. They do not, however, expect the market to provide better returns overall than the rest of the region.

LOOKING AHEAD

Morgan Grenfell remains positive about the outlook for the markets of the Pacific Basin over the long term. The growth path of China remains critical to their investment outlook and, with economic indicators pointing to a modest acceleration in GDP growth without inflationary pressures, the combination of further monetary easing and stronger economic growth is a potent one. Morgan Grenfell's view of Chinese policy remains unchanged: economic imperatives (e.g., the need to create jobs) will continue to dictate economic policy; any further change in leadership will occur constitutionally and will not lead to significant disruption. In addition, any change in Chinese leadership has no implications for the handover of Hong Kong, which is expected to go smoothly and to be viewed positively by investors.

For the region as a whole, with inflationary pressures receding and current accounts stabilizing, helped by a recovery in the global electronics cycle, a scenario of falling interest rates and robust economic growth could unfold later in the year, although this would depend on the extent of further monetary tightening in the United States. Overall, Morgan Grenfell is forecasting GDP growth of 6 to 7 percent for 1997, while corporate earnings are expected to rise by 14 to 15 percent, giving a 1997 prospective price-earnings ratio of about 16 times. This level of valuation puts the region at the

DEAN WITTER PACIFIC GROWTH FUND INC.
LETTER TO THE SHAREHOLDERS APRIL 30, 1997, CONTINUED

bottom of historic ranges, at levels similar to those reached during the Gulf War or the Tiananmen crisis of 1989, and in Morgan Grenfell's view more than discounts any instability in the U.S. yield curve.

We appreciate your support of Dean Witter Pacific Growth Fund and look forward to continuing to serve your investment needs and objectives.

Very truly yours,

        [SIGNATURE]
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS APRIL 30, 1997 (UNAUDITED)

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
-------------------------------------------------------------------
                   COMMON AND PREFERRED STOCKS,
                   WARRANTS, RIGHTS AND BONDS (97.0%)
                   AUSTRALIA(3.8%)
                   BANKING
         700,000   Australia & New Zealand
                     Banking Group Ltd..........  $       4,476,900
                                                  -----------------
                   BUILDING & CONSTRUCTION
       2,050,000   Boral Ltd....................          6,051,194
                                                  -----------------
                   FOOD, BEVERAGE, TOBACCO &
                   HOUSEHOLD PRODUCTS
       1,200,000   Foster's Brewing Group
                     Ltd........................          2,473,891
       6,000,000   Goodman Fielder Wattie
                     Ltd........................          7,871,472
                                                  -----------------
                                                         10,345,363
                                                  -----------------
                   METALS & MINING
         370,000   Broken Hill Proprietary Co.
                     Ltd........................          5,223,909
         215,000   CRA Ltd......................          3,210,124
       2,000,000   North Ltd....................          7,064,021
                                                  -----------------
                                                         15,498,054
                                                  -----------------
                   METALS NON-FERROUS
       3,600,000   M.I.M. Holdings Ltd..........          4,694,771
                                                  -----------------
                   OIL RELATED
       1,500,000   Santos Ltd...................          5,856,750
         187,500   Santos Ltd. (Rights)*........            150,811
                                                  -----------------
                                                          6,007,561
                                                  -----------------
                   RETAIL STORES
       1,000,000   Coles Myer Ltd...............          4,865,007
                                                  -----------------

                   TOTAL AUSTRALIA..............         51,938,850
                                                  -----------------
                   CHINA (0.8%)
                   AUTOMOTIVE
       6,470,000   Qingling Motors Co...........          3,549,897
                                                  -----------------
                   TRANSPORTATION
       2,040,000   Jinhui Shipping and
                     Transportation Ltd.........          1,576,773
                                                  -----------------

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
-------------------------------------------------------------------
                   UTILITIES
         100,000   Huaneng Power International,
                     Inc. (Class N) (ADR)*......  $       2,425,000
         245,000   Shandong Huaneng Power Co.
                     Ltd. (ADR).................          2,848,125
                                                  -----------------
                                                          5,273,125
                                                  -----------------

                   TOTAL CHINA..................         10,399,795
                                                  -----------------

                   HONG KONG (33.8%)
                   BANKING
       2,242,400   Bank of East Asia, Ltd.......          7,714,944
       1,742,838   Dao Heng Bank Group Ltd......          8,279,943
       1,287,000   Guoco Group Ltd..............          6,114,330
       2,225,000   Hang Seng Bank Ltd...........         25,062,129
         326,600   HSBC Holdings PLC............          8,264,085
       5,360,000   International Bank of Asia...          3,044,668
                                                  -----------------
                                                         58,480,099
                                                  -----------------
                   CONGLOMERATES
       1,000,000   China Merchants Hai Hong
                     Holdings...................          1,071,521
       3,035,422   Henderson China Holding
                     Ltd........................          5,231,459
       7,600,000   Hutchison Whampoa, Ltd.......         56,416,215
         664,800   Jardine Matheson Holdings
                     Ltd........................          3,656,400
         830,000   Shanghai Industrial Holdings
                     Ltd........................          4,671,831
       2,900,000   Swire Pacific Ltd. (Class
                     A).........................         22,369,610
                                                  -----------------
                                                         93,417,036
                                                  -----------------
                   ELECTRONIC & ELECTRICAL EQUIPMENT
       2,365,000   ASM Pacific Technology
                     Ltd........................          1,679,254
      11,486,000   Elec & Eltek International
                     Holdings Ltd...............          2,965,660
                                                  -----------------
                                                          4,644,914
                                                  -----------------
                   ENGINEERING & CONSTRUCTION
       7,000,000   Road King Infrastructure
                     Ltd.*......................          6,913,246
                                                  -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS APRIL 30, 1997 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
-------------------------------------------------------------------
                   FINANCIAL SERVICES
       9,237,000   Manhattan Card Co. Ltd.......  $       2,861,967
                                                  -----------------
                   HOTELS/MOTELS
      18,048,000   CDL Hotels International,
                     Ltd........................          7,863,672
                                                  -----------------
                   INVESTMENT COMPANIES
         100,000   Investment Co. of China***
                     *..........................            471,000
                                                  -----------------
                   LIFE INSURANCE
       2,328,000   National Mutual Asia Ltd.....          2,404,338
                                                  -----------------
                   PUBLISHING
       7,122,000   South China Morning Post
                     (Holdings) Ltd.............          6,114,291
                                                  -----------------
                   REAL ESTATE
       5,200,000   Amoy Properties, Ltd.........          5,135,554
       5,490,000   Cheung Kong (Holdings)
                     Ltd........................         48,195,198
       2,990,000   China Resources Enterprise
                     Ltd........................          8,260,522
 $         3,140K  Great Eagle Financial
                     Holdings 3.25% due 04/03/01
                     (Conv.)....................          3,140,000
       2,041,000   Great Eagle Holdings Ltd.....          6,099,813
 $         1,000K  Hd Finance (Cayman) Ltd.
                     6.75% due 06/01/00
                     (Conv.)....................          1,080,000
         500,000   Henderson Land Development
                     Co. Ltd....................          4,211,851
         900,880   HKR International Ltd........          1,110,690
       4,775,800   Hon Kwok Land Investment
                     Ltd........................          1,603,031
       3,274,000   Hong Kong Land Holdings
                     Ltd........................          6,809,920
         377,200   Hysan Development Co. Ltd....          1,042,097
       2,462,000   Lai Sun Development Co.,
                     Ltd........................          3,003,602
         544,308   Lai Sun Hotels International
                     Ltd. (Warrants due
                     04/30/99)*.................             51,999
       3,800,000   New World Development Co.,
                     Ltd........................         21,928,737
         565,000   Realty Development Corp.
                     (Class A)..................          2,129,873

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
-------------------------------------------------------------------
       4,000,000   Silver Grant International
                     Industries Ltd.............  $       2,155,951
       2,054,000   Sino Land Co.................          1,948,993
       3,882,500   Sun Hung Kai Properties
                     Ltd........................         42,103,021
       5,300,000   Wharf (Holdings) Ltd.........         20,047,767
                                                  -----------------
                                                        180,058,619
                                                  -----------------
                   RETAIL - SPECIALTY APPAREL
       1,000,000   Dickson Concepts
                     International Ltd. (New)...          3,692,228
                                                  -----------------
                   TELECOMMUNICATIONS
      22,415,200   Hong Kong Telecommunications
                     Ltd........................         38,487,240
                                                  -----------------
                   TRANSPORTATION
       2,000,000   Cathay Pacific Airways.......          3,111,283
       7,132,000   Cosco Pacific Ltd............          9,989,956
       7,511,000   The Guangshen Railway Co.,
                     Ltd........................          3,587,748
                                                  -----------------
                                                         16,688,987
                                                  -----------------
                   UTILITIES
       2,430,000   China Light & Power Co.,
                     Ltd........................         10,948,490
       9,120,000   Hong Kong & China Gas Co.
                     Ltd........................         14,481,797
       3,350,000   Hong Kong Electric Holdings
                     Ltd........................         11,849,987
                                                  -----------------
                                                         37,280,274
                                                  -----------------

                   TOTAL HONG KONG..............        459,377,911
                                                  -----------------

                   INDIA (0.7%)
                   BANKS
         236,000   State Bank of India (GDR)*...          5,782,000
                                                  -----------------
                   TELECOMMUNICATIONS
         185,000   Videsh Sanchar Nigam Ltd.
                     (GDR)*.....................          3,616,750
                                                  -----------------

                   TOTAL INDIA..................          9,398,750
                                                  -----------------

                   INDONESIA (7.8%)
                   AUTO
       9,000,000   PT Gadjah Tunggal............          4,075,751
                                                  -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS APRIL 30, 1997 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
-------------------------------------------------------------------
                   BANKING
       6,241,000   PT Bank Bira.................  $       8,414,687
       4,000,000   PT Bank Dagang Nasional
                     Indonesia..................          3,993,413
       1,500,000   PT Bank Dagang Nasional
                     Indonesia (Rights)*........          1,497,530
       8,900,725   PT Bank Internasional
                     Indonesia..................          6,412,626
         906,730   PT Bank Internasional
                     Indonesia (Warrants due
                     01/17/00)*.................            289,302
       6,000,000   PT Bank Negara Indonesia.....          3,334,706
       2,332,500   PT Pan Indonesia Bank........          3,408,965
                                                  -----------------
                                                         27,351,229
                                                  -----------------
                   BUILDING MATERIALS
      19,333,096   PT Mulia Industrindo*........         12,137,905
                                                  -----------------
                   CONSTRUCTION EQUIPMENT
       2,712,000   PT United Tractors...........          8,094,689
                                                  -----------------
                   CONSTRUCTION PLANT & EQUIPMENT
         370,000   PT Citra Marga Nusaphala
                     Persada....................            323,693
                                                  -----------------
                   FOOD, BEVERAGE, TOBACCO &
                   HOUSEHOLD PRODUCTS
       1,251,000   PT Hanjaya Mandala
                     Sampoerna..................          5,034,386
                                                  -----------------
                   FOREST PRODUCTS, PAPER & PACKING
      11,734,874   PT Indah Kiat Pulp & Paper
                     Corp.......................          9,541,530
       1,241,215   PT Pabrik Kertas Tjiwi
                     Kimia......................          1,277,496
                                                  -----------------
                                                         10,819,026
                                                  -----------------
                   INDUSTRIALS
       2,142,500   PT Bukaka Teknik Utama.......          1,345,127
                                                  -----------------
                   INVESTMENT COMPANIES
               5   Peregrine Indonesia Fund Ltd.
                     (Units)++ ** *.............          2,648,750
                                                  -----------------
                   MEDICAL PRODUCTS & SUPPLIES
       3,800,000   PT Kalbe Farma...............          3,793,742
                                                  -----------------
                   METALS
       4,073,000   PT Tambang Timah.............          6,707,287
                                                  -----------------

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
-------------------------------------------------------------------
                   PLANTATION
       1,529,000   PT London Sumatra
                     Indonesia..................  $       3,965,706
                                                  -----------------
                   PROPERTY
         237,000   Kawasan Jababeka - 144A**
                     (GDR)*.....................          2,725,500
                                                  -----------------
                   RETAIL - DEPARTMENT STORES
       2,910,000   PT Ramayana Lestari
                     Sentosa*...................          7,068,341
                                                  -----------------
                   TELECOMMUNICATIONS
       7,058,000   PT Telekomunikasi
                     Indonesia..................         10,242,672
                                                  -----------------

                   TOTAL INDONESIA..............        106,333,804
                                                  -----------------

                   JAPAN (10.3%)
                   APPAREL
          19,000   World Co., Ltd...............            707,638
                                                  -----------------
                   AUTO PARTS
          52,000   Bridgestone Metalpha Corp....            413,543
                                                  -----------------
                   AUTOMOTIVE
          81,000   Honda Motor Co...............          2,512,913
         262,000   Isuzu Motors, Ltd............            984,047
          84,000   Toyota Motor Corp............          2,434,016
                                                  -----------------
                                                          5,930,976
                                                  -----------------
                   BANKING
         126,000   Asahi Bank, Ltd..............            770,882
         185,000   Bank of Tokyo-Mitsubishi
                     Ltd........................          2,927,953
          75,000   Dai-Ichi Kangyo Bank.........            820,866
         151,000   Mitsui Trust & Banking Co.,
                     Ltd........................            860,819
          95,000   Sanwa Bank, Ltd..............          1,017,323
          94,000   Sumitomo Bank................          1,073,228
         127,000   Sumitomo Trust & Banking.....          1,050,000
                                                  -----------------
                                                          8,521,071
                                                  -----------------
                   BUILDING & CONSTRUCTION
          55,000   Kaneshita Construction.......            388,032
                                                  -----------------
                   BUILDING MATERIALS
         200,000   Sanwa Shutter................          1,426,772
          64,000   Toyo Shutter.................            273,638
                                                  -----------------
                                                          1,700,410
                                                  -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS APRIL 30, 1997 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
-------------------------------------------------------------------
                   BUSINESS SERVICES
          31,000   Secom Co.....................  $       1,842,913
          18,000   Tanseisha Co., Ltd...........             95,669
                                                  -----------------
                                                          1,938,582
                                                  -----------------
                   CHEMICALS
         520,000   Mitsubishi Chemical Corp.....          1,748,346
         304,000   Nippon Zeon Co. Ltd..........          1,388,347
          92,000   Shin-Etsu Chemical Co........          1,854,488
         200,000   Sumitomo Bakelite Co. Ltd....          1,346,457
                                                  -----------------
                                                          6,337,638
                                                  -----------------
                   COMMERCIAL SERVICES
          22,000   Nichii Gakkan Co.............            989,134
                                                  -----------------
                   COMPUTER SOFTWARE & SERVICES
          55,000   Ines Corp....................            710,236
          52,000   Meitec.......................          1,040,000
          30,000   Nintendo Co., Ltd............          2,175,591
          34,000   Ricoh Elemex.................            350,709
                                                  -----------------
                                                          4,276,536
                                                  -----------------
                   COMPUTERS
          16,400   Enix Corp....................            313,795
          22,000   Nidec Corp...................            938,898
                                                  -----------------
                                                          1,252,693
                                                  -----------------
                   ELECTRONIC & ELECTRICAL EQUIPMENT
         112,000   Aiwa Co......................          1,931,339
      Y  100,000K  Canon, Inc. 1.20% due
                     12/20/05 (Conv.)...........          1,566,929
      Y   50,000K  Canon, Inc. 1.30% due
                     12/19/08 (Conv.)...........            791,732
         230,000   Fujitsu, Ltd.................          2,390,551
         237,000   Hitachi, Ltd.................          2,146,063
          30,000   Kyocera Corp.................          1,795,276
          51,000   Mitsui High-Tec..............          1,100,315
          49,000   Murata Manufacturing Co.,
                     Ltd........................          1,824,961
          52,800   Nitto Electric Works.........            760,819
         140,000   Sharp Corp...................          1,818,898
          42,400   Sony Corp....................          3,084,850
          27,000   TDK Corp.....................          1,945,276
                                                  -----------------
                                                         21,157,009
                                                  -----------------
                   ELECTRONICS
          24,000   Kojima Co, Ltd.*.............            372,284
          16,000   Maspro Denkoh Corp...........            197,795
          29,000   Rohm Co., Ltd................          2,246,929
                                                  -----------------
                                                          2,817,008
                                                  -----------------

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
-------------------------------------------------------------------
                   ELECTRONICS - SEMICONDUCTORS/
                   COMPONENTS
         200,000   Toshiba Ceramics Co., Ltd....  $       1,459,843
                                                  -----------------
                   ELECTRONICS - SPECIALTY
          76,000   Taiyo Yuden Co., Ltd.........          1,023,307
                                                  -----------------
                   ENGINEERING & CONSTRUCTION
         267,000   Kajima Corp..................          1,215,165
          27,500   Nitto Kohki Co. Ltd..........            777,362
                                                  -----------------
                                                          1,992,527
                                                  -----------------
                   ENTERTAINMENT
          12,000   H.I.S. Company Ltd...........            505,512
          33,700   Sony Music Entertainment
                     Inc........................          1,156,945
                                                  -----------------
                                                          1,662,457
                                                  -----------------
                   FINANCIAL SERVICES
         170,000   Daiwa Securities Co., Ltd....          1,131,102
          15,400   Nichiei Co., Ltd. (Kyoto)....          1,212,598
         100,000   Nomura Securities Co. Ltd....          1,118,110
           8,800   Sanyo Shinpan Finance Co.,
                     Ltd........................            431,685
                                                  -----------------
                                                          3,893,495
                                                  -----------------
                   FOOD, BEVERAGE, TOBACCO &
                   HOUSEHOLD PRODUCTS
         101,000   Nippon Meat Packers, Inc.....          1,002,047
                                                  -----------------
                   HEALTH & PERSONAL CARE
          42,000   Kawasumi Laboratories,
                     Inc........................            479,528
                                                  -----------------
                   HOUSEHOLD FURNISHINGS &
                   APPLIANCES
          50,000   Beltecno Corp................            271,654
                                                  -----------------
                   INDUSTRIALS
      Y   43,000K  Nippon Densan Corp. 1.00%
                     09/30/03 (Conv.)...........            496,024
         100,000   Tokai Carbon Co., Ltd........            366,929
                                                  -----------------
                                                            862,953
                                                  -----------------
                   INSURANCE
         162,000   Tokio Marine & Fire Insurance
                     Co.........................          1,581,732
                                                  -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS APRIL 30, 1997 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
-------------------------------------------------------------------
                   MACHINERY
          37,000   Aichi Corp...................  $         189,370
         165,000   Amada Co., Ltd...............          1,232,953
         150,000   Daifuku Co. Ltd..............          1,724,409
          33,000   Fuji Machine Manufacturing
                     Co.........................            930,236
          19,800   Keyence Corp.................          2,416,535
         250,000   Minebea Co., Ltd.............          2,086,614
      Y   21,000K  Minebea Co. Ltd. 0.80% due
                     03/31/03 (Conv.)...........            206,693
         263,000   Mitsubishi Heavy Industries,
                     Ltd........................          1,735,386
         114,000   Nippon Thompson Co...........            767,480
         200,000   OSG Corp.....................          1,382,677
          12,000   Sansei Yusoki Co., Ltd.......             83,150
           5,000   Sintokogio...................             31,929
          63,000   Takuma Co., Ltd..............            684,567
         100,000   Tsudakoma....................            366,929
                                                  -----------------
                                                         13,838,928
                                                  -----------------
                   MANUFACTURING
          40,000   Arcland Sakamoto.............            384,252
          86,000   Itoki Crebio Corp............            459,795
          47,000   Nichiha Corp.................            625,433
         104,000   Nippon Electric Glass Co.,
                     Ltd........................          1,596,850
                                                  -----------------
                                                          3,066,330
                                                  -----------------
                   MERCHANDISING
          31,300   Misumi Corp..................            537,276
                                                  -----------------
                   METALS & MINING
         667,000   Nippon Steel Co..............          1,901,213
          77,000   Sumitomo Sitix Corp..........          1,424,803
                                                  -----------------
                                                          3,326,016
                                                  -----------------
                   METALS NON-FERROUS
         279,000   Fujikura Ltd.................          2,082,614
         380,000   Mitsui Mining & Smelting.....          1,490,079
                                                  -----------------
                                                          3,572,693
                                                  -----------------
                   MULTI-INDUSTRY
          26,700   Trusco Nakayama Corp.........            418,370
          51,000   Yamae Hisano.................            358,606
                                                  -----------------
                                                            776,976
                                                  -----------------
                   NATURAL GAS
         365,000   Tokyo Gas Co., Ltd...........            870,827
                                                  -----------------
                   OIL RELATED
         187,000   General Sekiyu...............          1,029,236
                                                  -----------------

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
-------------------------------------------------------------------
                   PHARMACEUTICALS
         136,000   Daiichi Pharmaceutical.......  $       2,184,567
          90,000   Eisai Co. Ltd................          1,559,055
          80,000   Terumo Corp..................          1,215,748
                                                  -----------------
                                                          4,959,370
                                                  -----------------
                   REAL ESTATE
          68,000   Cesar Co.....................            252,189
          58,700   Chubu Sekiwa Real Estate,
                     Ltd........................            503,803
         223,000   Mitsui Fudosan Co............          2,546,063
          64,000   Sekiwa Real Estate...........            398,110
                                                  -----------------
                                                          3,700,165
                                                  -----------------
                   RETAIL
          22,850   Ministop Co., Ltd............            577,547
          23,000   Olympic Corp.................            439,987
          14,000   Otsuka Kagu Limited..........          1,080,315
          55,000   Shimachu Co., Ltd............          1,320,866
          19,200   Sundrug Co., Ltd.............            306,898
         134,000   Tokyo Style..................          1,614,331
          24,000   Xebio Co. Ltd................            563,150
                                                  -----------------
                                                          5,903,094
                                                  -----------------
                   RETAIL - DEPARTMENT STORES
         142,000   Hankyu Department Stores.....          1,218,740
                                                  -----------------
                   RETAIL - GENERAL MERCHANDISE
          31,200   Circle K Japan Co. Ltd.......          1,432,252
          26,000   Seven-Eleven Japan...........          1,648,032
                                                  -----------------
                                                          3,080,284
                                                  -----------------
                   RETAIL - SPECIALTY
          31,000   Aderans Co., Ltd.............            698,110
                                                  -----------------
                   STEEL
         811,000   Sumitomo Metal Industries....          2,017,921
          88,000   Tokyo Steel Manufacturing....            942,362
                                                  -----------------
                                                          2,960,283
                                                  -----------------
                   TELECOMMUNICATIONS
             335   DDI Corp.....................          2,223,661
           3,000   Forval Corp..................             78,661
      Y   45,000K  Forval Corp.1.35% 09/30/03
                     (Conv.)....................            329,882
         171,000   Nippon Comsys Corp...........          1,952,362
          64,050   Nippon Denwa Shisetsu........            479,114
             358   Nippon Telegraph & Telephone
                     Corp.......................          2,522,913
                                                  -----------------
                                                          7,586,593
                                                  -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS APRIL 30, 1997 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
-------------------------------------------------------------------
                   TEXTILES
          25,000   Chuo Warehouse Co............  $         163,386
         500,000   Mitsubishi Rayon Co., Ltd....          1,877,953
         300,000   Nitto Boseki Co. Ltd.........            918,898
                                                  -----------------
                                                          2,960,237
                                                  -----------------
                   TRANSPORTATION
         180,000   Fukuyama Transporting Co.....          1,070,079
         325,000   Ishikawajima-Harima Heavy
                     Industry...................          1,210,433
          30,000   Kanto Seino Transportation...            628,347
         205,000   Tokyu Corp...................          1,075,039
                                                  -----------------
                                                          3,983,898
                                                  -----------------
                   UTILITIES - ELECTRIC
          69,300   Hokkaido Electric Power......          1,080,425
                                                  -----------------
                   WHOLESALE & INTERNATIONAL TRADE
         244,000   Mitsui & Co..................          1,861,701
          29,000   Satori Electric Co. Ltd......            787,795
                                                  -----------------
                                                          2,649,496
                                                  -----------------
                   WHOLESALE DISTRIBUTOR
          25,000   Fujimi Inc.*.................          1,318,898
                                                  -----------------
                   TOTAL JAPAN..................        139,777,688
                                                  -----------------

                   MALAYSIA (16.1%)
                   AGRICULTURE
       2,100,000   Highlands & Lowlands
                     Berhad.....................          3,330,544
                                                  -----------------
                   AUTOMOTIVE
       1,112,000   Diversified Resources
                     Berhad.....................          2,658,697
         617,000   Oriental Holdings Berhad.....          4,671,449
         375,000   Perusahaan Otomobil Nasional
                     Berhad*....................          2,241,482
       1,205,000   Tan Chong Motor Holdings
                     Berhad.....................          2,237,617
         481,000   UMW Holdings Berhad..........          2,530,066
                                                  -----------------
                                                         14,339,311
                                                  -----------------
                   BANKING
         499,000   Commerce Asset Holdings
                     Berhad.....................          2,982,666
         950,000   DCB Holdings Berhad..........          3,085,276
         950,000   Kwong Yik Bank...............          3,331,341
       1,092,000   Malayan Banking Berhad.......         10,878,661
       3,071,333   Public Bank Berhad...........          5,091,351
                                                  -----------------
                                                         25,369,295
                                                  -----------------

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
-------------------------------------------------------------------
                   BUILDING & CONSTRUCTION
          71,000   Dialog Group Berhad..........  $       1,103,407
       1,069,000   Gamuda Berhad................          3,855,131
         150,000   Gamuda Berhad (Warrants due
                     12/29/01)*.................            184,100
       1,700,000   Lingkaran Trans Kota Holdings
                     Berhad*....................          3,691,971
       2,410,000   Sungei Way Holdings Berhad...          5,522,016
         491,750   Sungei Way Holdings Berhad
                     (Warrants due 06/29/99)*...            570,230
       1,350,968   United Engineers Malaysia
                     Berhad.....................          9,582,479
                                                  -----------------
                                                         24,509,334
                                                  -----------------
                   BUILDING MATERIALS
       1,900,000   Kedah Cement Berhad..........          2,952,779
                                                  -----------------
                   CONGLOMERATES
       1,800,000   Renong Berhad................          2,467,424
       1,865,000   Sime Darby Berhad............          5,759,613
                                                  -----------------
                                                          8,227,037
                                                  -----------------
                   CONSTRUCTION PLANT & EQUIPMENT
         746,000   YTL Corp. Berhad.............          3,032,158
                                                  -----------------
                   DIVERSIFIED MANUFACTURING
       2,000,000   Antah Holdings Berhad........          2,837,219
       4,230,000   Arab-Malaysian Development
                     Berhad.....................          2,781,231
                                                  -----------------
                                                          5,618,450
                                                  -----------------
                   ENGINEERING & CONSTRUCTION
         350,000   Road Builder (M) Holdings
                     Berhad.....................          1,701,534
                                                  -----------------
                   FINANCIAL SERVICES
       2,312,000   Affin Holdings Berhad........          5,573,859
         921,332   Arab Malaysian Finance
                     Berhad.....................          2,019,257
       1,201,332   Arab Malaysian Finance Berhad
                     (Rights)*..................              2,394
         700,000   Hong Leong Credit Berhad.....          3,626,220
       3,012,450   Public Finance Berhad........          4,609,607
         750,000   Rashid Hussain Berhad........          4,991,034
                                                  -----------------
                                                         20,822,371
                                                  -----------------
                   INSURANCE
         550,000   Malaysian Assurance Alliance
                     Berhad.....................          2,958,757
                                                  -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS APRIL 30, 1997 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
-------------------------------------------------------------------
                   LEISURE
         712,000   Genting Berhad...............  $       3,801,873
       3,523,800   Magnum Corporation Berhad....          5,588,653
         849,000   Resorts World Berhad.........          3,129,408
                                                  -----------------
                                                         12,519,934
                                                  -----------------
                   MANUFACTURING
       1,814,000   Berjaya Group Berhad.........          2,139,645
         243,625   O.Y.L. Industries Berhad.....          1,825,125
                                                  -----------------
                                                          3,964,770
                                                  -----------------
                   MULTI-INDUSTRY
       3,450,000   Multi-Purpose Holdings
                     Berhad.....................          5,636,581
       1,900,000   Multi-Purpose Holdings Berhad
                     3.00% due 01/13/02 (Loan
                     Stock).....................            707,910
       1,140,000   Nylex Berhad.................          2,253,198
                                                  -----------------
                                                          8,597,689
                                                  -----------------
                   PAPER & FOREST PRODUCTS
         475,000   Malaysian Pacific Industries
                     Berhad.....................          1,892,807
                                                  -----------------
                   PLANTATION
       1,145,000   Kuala Lumpur Kepong Berhad...          2,965,730
                                                  -----------------
                   PUBLISHING
         802,000   Star Publications............          3,259,773
                                                  -----------------
                   REAL ESTATE
       2,200,000   Hong Leong Properties
                     Berhad.....................          2,998,207
       1,995,000   IOI Corporated Berhad........          2,480,335
       1,289,000   Malaysian Resources Corp.
                     Berhad.....................          3,698,267
       3,161,000   Metroplex Berhad.............          3,426,149
       1,782,000   Pelangi Berhad...............          1,895,971
       2,012,000   Selangor Properties Berhad...          2,164,734
       1,692,000   Sime UEP Properties Berhad...          3,371,189
                                                  -----------------
                                                         20,034,852
                                                  -----------------
                   RETAIL
       1,335,000   LARUT Consolidated Berhad....          1,399,103
                                                  -----------------
                   TELECOMMUNICATIONS
       2,400,000   Telekom Malaysia Berhad......         16,832,038
                                                  -----------------

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
-------------------------------------------------------------------
                   TRANSPORTATION
         950,000   Konsortium Perkapalan
                     Berhad.....................  $       5,640,566
       1,370,000   Malaysian Airline System
                     Berhad.....................          3,029,886
                                                  -----------------
                                                          8,670,452
                                                  -----------------
                   UTILITIES
         229,000   Prime Utilities Berhad.......          1,916,318
         147,000   Prime Utilities Berhad
                     (Warrants due 03/11/01)*...            292,887
         294,000   Prime Utilities Berhad 1.00%
                     due 03/01/01 (Loan
                     Stock).....................             82,008
       5,051,000   Tenaga Nasional Berhad.......         23,347,918
         112,100   YTL Power International
                     Berhad (Rights)*...........            151,879
                                                  -----------------
                                                         25,791,010
                                                  -----------------

                   TOTAL MALAYSIA...............        218,789,728
                                                  -----------------

                   PHILIPPINES (1.9%)
                   BANKING
         480,000   Far East Bank & Trust Co.....          1,530,171
         316,978   Philippine National Bank.....          2,081,108
         487,587   Security Bank Corp.
                     (Rights)*..................            869,700
                                                  -----------------
                                                          4,480,979
                                                  -----------------
                   BUILDING MATERIALS
         883,000   Bacnotan Consolidated
                     Industries.................          2,178,178
                                                  -----------------
                   CONGLOMERATES
      11,000,000   Aboitiz Equity Ventures
                     Inc.*......................            960,152
       4,417,500   First Philippine Holdings
                     Corp. (B Shares)...........          7,711,765
                                                  -----------------
                                                          8,671,917
                                                  -----------------
                   ENGINEERING & CONSTRUCTION
       7,167,000   DMCI Holdings, Inc.*.........          3,671,897
                                                  -----------------
                   REAL ESTATE
      14,000,000   Belle Corp.*.................          3,347,248
                                                  -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS APRIL 30, 1997 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
-------------------------------------------------------------------
                   UTILITIES
         663,818   Manila Electric Co. (B
                     Shares)....................  $       4,131,543
                                                  -----------------

                   TOTAL PHILIPPINES............         26,481,762
                                                  -----------------

                   SINGAPORE (10.1%)
                   APPLIANCES & HOUSEHOLD DURABLES
       1,296,000   Courts (Singapore) Ltd.......          1,639,372
                                                  -----------------
                   BANKING
       1,278,250   Development Bank of
                     Singapore, Ltd.............         15,197,276
       1,226,000   Overseas Chinese Banking
                     Corp., Ltd.................         14,321,836
         261,000   Overseas Union Bank, Ltd.....          1,713,901
       1,436,000   United Overseas Bank, Ltd....         13,499,412
                                                  -----------------
                                                         44,732,425
                                                  -----------------
                   CONGLOMERATES
       1,188,750   Keppel Corp. Ltd.*...........          5,176,695
                                                  -----------------
                   ELECTRONIC & ELECTRICAL EQUIPMENT
       2,270,000   Venture Manufacturing Ltd....          6,433,262
                                                  -----------------
                   FINANCE
         816,000   Hong Leong Finance Ltd.......          2,526,909
         240,000   Hong Leong Finance Ltd.
                     (Warrants due 09/15/98)*...            131,057
                                                  -----------------
                                                          2,657,966
                                                  -----------------
                   FOOD, BEVERAGE, TOBACCO &
                   HOUSEHOLD PRODUCTS
         288,000   Fraser & Neave Ltd...........          2,090,274
                                                  -----------------
                   HOTELS
       1,269,000   Republic Hotels & Resorts
                     Ltd........................          1,403,470
         349,400   Republic Hotels & Resorts
                     Ltd. (Warrants due
                     07/12/00)*.................            140,079
                                                  -----------------
                                                          1,543,549
                                                  -----------------
                   MACHINERY
         672,000   Van Der Horst Ltd............          1,932,342
                                                  -----------------
                   METALS - MISCELLANEOUS
       2,961,500   Amtek Engineering Ltd........          5,117,682
                                                  -----------------

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
-------------------------------------------------------------------
                   PUBLISHING
         374,000   Singapore Press Holdings
                     Ltd........................  $       6,928,320
                                                  -----------------
                   REAL ESTATE
         107,000   Bukit Sembawang Estates
                     Ltd........................          2,204,051
       1,511,400   City Developments, Ltd.......         12,223,253
       1,248,000   DBS Land Ltd.................          4,037,216
         576,000   Parkway Holdings Ltd.........          2,349,070
         653,000   Singapore Land Ltd...........          3,046,762
       2,400,000   United Overseas Land, Ltd....          3,467,201
         240,000   United Overseas Land, Ltd.
                     (Warrants due 05/28/01)*...            136,034
       1,634,000   Wing Tai Holdings Ltd........          4,224,207
                                                  -----------------
                                                         31,687,794
                                                  -----------------
                   SHIPBUILDING
       1,216,000   Sembawang Corp., Ltd.........          5,253,335
                                                  -----------------
                   STEEL & IRON
       1,920,000   Natsteel Ltd.................          5,202,461
                                                  -----------------
                   TRANSPORTATION
       1,446,000   Singapore Airlines Ltd.......         12,793,807
                                                  -----------------
                   UTILITIES - TELECOMMUNICATIONS
       2,342,000   Singapore Telecom............          3,950,010
                                                  -----------------

                   TOTAL SINGAPORE..............        137,139,294
                                                  -----------------

                   SOUTH KOREA (4.9%)
                   AIR TRANSPORT
           8,770   Korean Air...................            164,462
                                                  -----------------
                   AUTOMOTIVE
          63,250   Hyundai Motor Co., Ltd.......          1,809,234
          36,000   Hyundai Motor Co., Ltd.
                     (GDR)......................            316,800
                                                  -----------------
                                                          2,126,034
                                                  -----------------
                   BANKING
         235,230   Cho Hung Bank................          1,278,171
         233,000   Cho Hung Bank Co. Ltd.
                     (GDR)......................          1,262,860
          68,941   Hana Bank....................            896,775
         184,833   Shinhan Bank.................          2,674,887
                                                  -----------------
                                                          6,112,693
                                                  -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS APRIL 30, 1997 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
-------------------------------------------------------------------
                   BREWERY
          42,841   Chosun Brewery Co............  $       1,131,195
                                                  -----------------
                   BUILDING MATERIALS
         138,710   Tong Yang Cement Co..........          2,680,688
                                                  -----------------
                   COMMUNICATIONS - EQUIPMENT/
                   MANUFACTURERS
          31,000   LG Information &
                     Communication Ltd..........          3,065,169
                                                  -----------------
                   DISTRIBUTION
         170,000   Daewoo Corp..................          1,113,596
                                                  -----------------
                   ELECTRONIC & ELECTRICAL EQUIPMENT
          46,000   Samsung Display Devices
                     Co.........................          2,150,112
         111,991   Samsung Electronics (GDR)....          9,099,709
                                                  -----------------
                                                         11,249,821
                                                  -----------------
                   ENGINEERING & CONSTRUCTION
         107,990   Dong-Ah Construction
                     Industrial Co..............          2,050,597
          79,432   Dong-Ah Construction
                     Industrial Co. (GDR).......            710,916
         251,798   Hyundai Engineering &
                     Construction Co............          5,064,252
                                                  -----------------
                                                          7,825,765
                                                  -----------------
                   FOOD PROCESSING
          52,800   Cheil Jedang Corp............          2,610,337
                                                  -----------------
                   FOREST PRODUCTS, PAPER & PACKING
          34,000   Han Kuk Paper Manufacturing
                     Co.........................            901,573
                                                  -----------------
                   INSURANCE
          85,000   Oriental Fire & Marine
                     Insurance..................          1,948,315
           1,570   Samsung Fire & Marine
                     Insurance..................            565,106
                                                  -----------------
                                                          2,513,421
                                                  -----------------
                   INVESTMENT COMPANIES
         234,000   Atlantis Korean Smaller
                     Co's*......................          1,579,500
          65,000   Clemente Korea Emerging
                     Growth Fund*...............            357,500
                                                  -----------------
                                                          1,937,000
                                                  -----------------
                   OIL RELATED
         136,829   Yukong, Ltd. (GDS)...........          2,444,473
                                                  -----------------

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
-------------------------------------------------------------------
                   STEEL & IRON
         118,192   Pohang Iron & Steel Co.,
                     Ltd........................  $       8,755,238
                                                  -----------------
                   TELECOMMUNICATIONS
             494   Korea Mobile
                     Telecommunications Corp....            401,335
                                                  -----------------
                   UTILITIES
         190,640   Korea Electric Power Corp....          5,697,780
           3,380   Samchully Co.................            263,412
         100,838   Seoul City Gas Go Ltd........          5,325,153
                                                  -----------------
                                                         11,286,345
                                                  -----------------

                   TOTAL SOUTH KOREA............         66,319,145
                                                  -----------------

                   TAIWAN (3.3%)
                   BANKS
         470,000   China Development Corp.......          1,955,499
         503,000   China Trust Commercial
                     Bank*......................            946,310
         333,000   International Commercial Bank
                     of China...................            837,319
         393,000   United World Chinese
                     Commercial Bank*...........          1,009,515
                                                  -----------------
                                                          4,748,643
                                                  -----------------
                   BUILDING & CONSTRUCTION
         757,000   Cathay Construction Corp.....          1,328,310
                                                  -----------------
                   BUILDING MATERIALS
         132,550   Asia Cement Corp. (GDR)......          2,385,900
                                                  -----------------
                   CHEMICALS
 $         2,000K  Nan Ya Plastics Corp. 1.75%
                     due 07/09/01 (Conv.).......          2,470,000
                                                  -----------------
                   COMPUTERS
         211,000   Acer Inc.*...................            538,187
         650,000   Microtek International,
                     Inc.*......................          2,034,190
                                                  -----------------
                                                          2,572,377
                                                  -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS APRIL 30, 1997 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
-------------------------------------------------------------------
                   ELECTRONICS
 $         1,900K  Acer Peripherals Inc. 1.25%
                     due 11/27/06 (Conv.).......  $       2,375,000
 $         2,100K  Compal Electronics 1.00% due
                     11/21/03 (Conv.)...........          3,060,750
 $         1,000K  Yageo Corp. 1.25% due 7/24/03
                     (Conv.)....................          1,660,000
                                                  -----------------
                                                          7,095,750
                                                  -----------------
                   ELECTRONICS - SEMICONDUCTORS/
                   COMPONENTS
         387,000   Siliconware Precision
                     Industries Co.*............          1,400,145
         541,000   Taiwan Semiconductor
                     Manufacturing Co.*.........          1,839,870
                                                  -----------------
                                                          3,240,015
                                                  -----------------
                   FOOD PROCESSING
         860,000   President Enterprises*.......          1,524,602
                                                  -----------------
                   INVESTMENT COMPANIES
         380,000   Taiwan American Fund
                     (Pref.)*...................          7,030,000
                                                  -----------------
                   LIFE INSURANCE
         309,000   Cathay Life Insurance Co.,
                     Ltd........................          1,844,609
                                                  -----------------
                   MANUFACTURING
         930,000   Formosa Plastic Corp.........          2,321,635
                                                  -----------------
                   PAPER PRODUCTS
       1,490,000   Yuen Foong Yu Paper
                     Manufacturing Co., Ltd.*...          1,595,659
                                                  -----------------
                   STEEL & IRON
       2,548,000   China Steel Corp.............          2,728,683
                                                  -----------------
                   TEXTILES
       1,600,000   Formosa Chemical & Fiber
                     Corp.......................          2,315,485
                                                  -----------------
                   TRANSPORTATION
 $         2,000K  U-Ming Marine Transport 1.50%
                     due 02/07/01 (Conv.).......          1,650,000
                                                  -----------------

                   TOTAL TAIWAN.................         44,851,668
                                                  -----------------

SHARES/PRINCIPAL
     AMOUNT                                             VALUE
-------------------------------------------------------------------

                   THAILAND (3.5%)
                   BANKING
         700,000   Bangkok Bank PCL.............  $       6,487,936
         500,000   Thai Farmers Bank PCL........          3,025,661
                                                  -----------------
                                                          9,513,597
                                                  -----------------
                   COAL
         298,400   Ban Pu Coal Co., Ltd.........          4,845,714
         851,400   Lanna Lignite Public Co.,
                     Ltd........................          7,369,452
                                                  -----------------
                                                         12,215,166
                                                  -----------------
                   INVESTMENT COMPANIES
      11,840,300   Ruang Khao 2 Fund
                     (Units)++..................          3,491,778
                                                  -----------------
                   OIL RELATED
         800,000   PTT Exploration & Production
                     PCL........................         10,233,627
                                                  -----------------
                   TELECOMMUNICATIONS
         450,000   United Communication
                     Industry...................          2,585,217
                                                  -----------------
                   TRANSPORTATION
       5,000,000   Bangkok Expressway Public Co.
                     Ltd.*......................          5,361,930
         104,000   Regional Container Line Co.,
                     Ltd........................            812,562
                                                  -----------------
                                                          6,174,492
                                                  -----------------
                   UTILITIES - ELECTRIC
         800,000   Cogeneration Public Co.*.....          2,742,244
                                                  -----------------

                   TOTAL THAILAND...............         46,956,121
                                                  -----------------

                   TOTAL COMMON AND PREFERRED
                   STOCKS, WARRANTS, RIGHTS AND
                   BONDS (IDENTIFIED COST
                   $1,291,485,209)..............      1,317,764,516
                                                  -----------------

    PRINCIPAL
   AMOUNTS IN
    THOUSANDS
-----------------
                   SHORT-TERM INVESTMENTS (a) (2.1%)
                   COMMERCIAL PAPER
                   AUTOMOTIVE - FINANCE
 $           350   Ford Motor Credit Co. 5.53%
                     due 06/05/97...............            348,118
                                                  -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS APRIL 30, 1997 (UNAUDITED) CONTINUED

    PRINCIPAL
   AMOUNTS IN
    THOUSANDS                                           VALUE
-------------------------------------------------------------------
                   U.S. GOVERNMENT AGENCY
 $        28,000   Federal Home Loan Mortgage
                     Corp. 5.40% due 05/01/97...  $      28,000,000
                                                  -----------------

                   TOTAL SHORT-TERM INVESTMENTS
                   (AMORTIZED COST
                   $28,348,118).................         28,348,118
                                                  -----------------

TOTAL INVESTMENTS
(IDENTIFIED COST $1,319,833,327)
(b)...................................      99.1%     1,346,112,634

CASH AND OTHER ASSETS IN EXCESS OF
LIABILITIES...........................       0.9         12,593,199
                                           ------   ---------------

NET ASSETS............................     100.0%   $ 1,358,705,833
                                           ------   ---------------
                                           ------   ---------------

---------------------
ADR  American Depository Receipt.
GDR  Global Depository Receipt.
GDS  Global Depository Share.
 K   In thousands.
 *   Non-income producing security.
**   Resale is restricted to qualified institutional investors.
*** Partially paid shares. Resale is restricted to qualified institutional investors.
++ Consists of one or more class of securities traded together as a unit; stocks with attached warrants.
(a) Securities were purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $176,070,448 and the aggregate gross unrealized depreciation is $149,791,141, resulting in net unrealized appreciation of $26,279,307.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT APRIL 30, 1997

                                                     UNREALIZED
  CONTRACTS TO             IN           DELIVERY    APPRECIATION
     DELIVER          EXCHANGE FOR        DATE     (DEPRECIATION)
-----------------------------------------------------------------
HKD     9,909,377  $        1,279,207   05/01/97   $        (83)
IDR 1,372,406,185  $          564,428   05/02/97           (581)
Y      18,902,591  $          148,910   05/02/97             70
MYR     1,882,683  $          749,416   05/02/97           (806)
MYR       834,023  $          332,148   05/06/97           (198)
                                                        -------
      Net unrealized depreciation................  $     (1,598)
                                                        -------
                                                        -------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
SUMMARY OF INVESTMENTS APRIL 30, 1997 (UNAUDITED)

                                                         PERCENT
                                                            OF
                                                           NET
INDUSTRY                                     VALUE        ASSETS
-----------------------------------------------------------------
Agriculture............................  $    3,330,544      0.3%
Air Transport..........................         164,462      0.0
Apparel................................         707,638      0.1
Appliances & Household Durables........       1,639,372      0.1
Auto...................................       4,075,751      0.3
Auto Parts.............................         413,543      0.0
Automotive.............................      25,946,218      1.9
Automotive - Finance...................         348,118      0.0
Banking................................     189,038,288     13.9
Banks..................................      10,530,643      0.8
Brewery................................       1,131,195      0.1
Building & Construction................      32,276,870      2.4
Building Materials.....................      24,035,860      1.8
Business Services......................       1,938,582      0.2
Chemicals..............................       8,807,638      0.7
Coal...................................      12,215,166      0.9
Commercial Services....................         989,134      0.1
Communications -
  Equipment/Manufacturers..............       3,065,169      0.2
Computer Software & Services...........       4,276,536      0.3
Computers..............................       3,825,070      0.3
Conglomerates..........................     115,492,685      8.5
Construction Equipment.................       8,094,689      0.6
Construction - Plant & Equipment.......       3,355,851      0.3
Distribution...........................       1,113,596      0.1
Diversified Manufacturing..............       5,618,450      0.4
Electronic & Electrical Equipment......      43,485,006      3.2
Electronics............................       9,912,758      0.7
Electronics - Semiconductors/
  Components...........................       4,699,858      0.4
Electronics - Specialty................       1,023,307      0.1
Engineering & Construction.............      22,104,969      1.6
Entertainment..........................       1,662,457      0.1
Finance................................       2,657,966      0.2
Financial Services.....................      27,577,833      2.0
Food Processing........................       4,134,939      0.3
Food, Beverage, Tobacco & Household
  Products.............................      18,472,070      1.4
Forest Products, Paper & Packing.......      11,720,599      0.9
Health & Personal Care.................         479,528      0.0
Hotels.................................       1,543,549      0.1
Hotels/Motels..........................       7,863,672      0.6
Household Furnishings & Appliances.....         271,654      0.0
Industrials............................       2,208,080      0.2
Insurance..............................       7,053,910      0.5
Investment Companies...................      15,578,528      1.2

                                                         PERCENT
                                                            OF
                                                           NET
INDUSTRY                                     VALUE        ASSETS
-----------------------------------------------------------------
Leisure................................  $   12,519,934      0.9%
Life Insurance.........................       4,248,947      0.3
Machinery..............................      15,771,270      1.2
Manufacturing..........................       9,352,735      0.0
Medical Products & Supplies............       3,793,742      0.3
Merchandising..........................         537,276      0.1
Metals.................................       6,707,287      0.5
Metals & Mining........................      18,824,070      1.4
Metals - Miscellaneous.................       5,117,682      0.4
Metals - Non-Ferrous...................       8,267,464      0.6
Multi-Industry.........................       9,374,665      0.7
Natural Gas............................         870,827      0.1
Oil Related............................      19,714,897      1.5
Paper & Forest Products................       1,892,807      0.1
Paper Products.........................       1,595,659      0.1
Pharmaceuticals........................       4,959,370      0.4
Plantation.............................       6,931,436      0.5
Property...............................       2,725,500      0.2
Publishing.............................      16,302,384      1.2
Real Estate............................     238,828,678     17.6
Retail.................................       7,302,197      0.5
Retail - Department Stores.............       8,287,081      0.6
Retail - General Merchandise...........       3,080,284      0.2
Retail - Specialty.....................         698,110      0.1
Retail - Specialty Apparel.............       3,692,228      0.3
Retail Stores..........................       4,865,007      0.4
Shipbuilding...........................       5,253,335      0.4
Steel..................................       2,960,283      0.2
Steel & Iron...........................      16,686,382      1.2
Telecommunications.....................      79,751,845      5.9
Textiles...............................       5,275,722      0.4
Transportation.........................      51,538,409      3.8
U.S. Government Agency.................      28,000,000      2.1
Utilities..............................      83,762,297      6.2
Utilities - Electric...................       3,822,669      0.3
Utilities - Telecommunications.........       3,950,010      0.3
Wholesale & International Trade........       2,649,496      0.2
Wholesale Distributor..................       1,318,898      0.1
                                         --------------  --------
                                         $1,346,112,634     99.1%
                                         --------------  --------
                                         --------------  --------

                                                         PERCENT
                                                            OF
                                                           NET
TYPE OF INVESTMENT                           VALUE        ASSETS
-----------------------------------------------------------------
Common Stocks..........................  $1,287,439,504     94.8%
Convertible Bonds......................      18,827,010      1.4
Preferred Stock........................       7,030,000      0.5
Rights.................................       2,672,314      0.2
Short-Term Investments.................      28,348,118      2.1
Warrants...............................       1,795,688      0.1
                                         --------------  --------
                                         $1,346,112,634     99.1%
                                         --------------  --------
                                         --------------  --------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1997 (UNAUDITED)

ASSETS:
Investments in securities, at value
  (identified cost $1,319,833,327)..........................  $1,346,112,634
Cash (including $2,681,602 in foreign currency).............      16,214,863
Receivable for:
    Investments sold........................................       4,419,289
    Dividends...............................................       2,207,894
    Capital stock sold......................................       2,204,481
    Interest................................................         256,505
    Foreign withholding taxes reclaimed.....................           6,893
Prepaid expenses and other assets...........................         103,881
                                                              --------------

     TOTAL ASSETS...........................................   1,371,526,440
                                                              --------------

LIABILITIES:
Payable for:
    Capital stock repurchased...............................       8,883,073
    Plan of distribution fee................................       1,127,689
    Investment management fee...............................       1,112,401
    Investments purchased...................................         988,049
Accrued expenses and other payables.........................         709,395
                                                              --------------

     TOTAL LIABILITIES......................................      12,820,607
                                                              --------------

NET ASSETS:
Paid-in-capital.............................................   1,389,488,245
Net unrealized appreciation.................................      26,248,234
Distributions in excess of net investment income............     (28,217,993)
Accumulated net realized loss...............................     (28,812,653)
                                                              --------------

     NET ASSETS.............................................  $1,358,705,833
                                                              --------------
                                                              --------------

NET ASSET VALUE PER SHARE,
  76,539,040 SHARES OUTSTANDING (200,000,000 SHARES
  AUTHORIZED OF $.01 PAR VALUE).............................          $17.75
                                                              --------------
                                                              --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)

NET INVESTMENT INCOME:

INCOME
Dividends (net of $791,232 foreign withholding tax).........  $ 13,614,648
Interest....................................................       791,342
                                                              ------------

     TOTAL INCOME...........................................    14,405,990
                                                              ------------

EXPENSES
Plan of distribution fee....................................     7,734,340
Investment management fee...................................     7,595,568
Custodian fees..............................................     1,583,496
Transfer agent fees and expenses............................     1,327,500
Professional fees...........................................       202,742
Shareholder reports and notices.............................        90,500
Registration fees...........................................        51,366
Directors' fees and expenses................................         6,772
Other.......................................................        14,917
                                                              ------------

     TOTAL EXPENSES.........................................    18,607,201
                                                              ------------

     NET INVESTMENT LOSS....................................    (4,201,211)
                                                              ------------

NET REALIZED AND UNREALIZED LOSS
Net realized loss on:
    Investments.............................................    (1,873,070)
    Foreign exchange transactions...........................      (880,174)
                                                              ------------

     NET LOSS...............................................    (2,753,244)
                                                              ------------
Net change in unrealized appreciation/depreciation on:
    Investments.............................................   (51,902,741)
    Translation of other assets and liabilities denominated
      in foreign currencies.................................        (1,459)
                                                              ------------

     NET DEPRECIATION.......................................   (51,904,200)
                                                              ------------

     NET LOSS...............................................   (54,657,444)
                                                              ------------

NET DECREASE................................................  $(58,858,655)
                                                              ------------
                                                              ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                                 FOR THE YEAR
                                                                FOR THE SIX          ENDED
                                                                MONTHS ENDED      OCTOBER 31,
                                                               APRIL 30, 1997        1996
----------------------------------------------------------------------------------------------
                                                                (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)................................   $    (4,201,211)  $   2,914,418
Net realized gain (loss)....................................        (2,753,244)      2,758,084
Net change in unrealized appreciation/depreciation..........       (51,904,200)     28,304,565
                                                              ----------------   -------------

     NET INCREASE (DECREASE)................................       (58,858,655)     33,977,067

Dividends from net investment income........................       (25,258,275)    (33,521,569)
Net increase (decrease) from capital stock transactions.....      (181,645,117)    182,463,571
                                                              ----------------   -------------

     NET INCREASE (DECREASE)................................      (265,762,047)    182,919,069

NET ASSETS:
Beginning of period.........................................     1,624,467,880   1,441,548,811
                                                              ----------------   -------------

     END OF PERIOD
    (INCLUDING DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
    INCOME OF $28,217,993 AND UNDISTRIBUTED NET INVESTMENT
    INCOME OF $1,241,493, RESPECTIVELY).....................   $ 1,358,705,833   $1,624,467,880
                                                              ----------------   -------------
                                                              ----------------   -------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS APRIL 30, 1997 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter Pacific Growth Fund Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to maximize capital appreciation of its investments. The Fund was incorporated in Maryland on June 13, 1990 and commenced operations on November 30, 1990.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Directors); (2) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (4) when market quotations are not readily available, including circumstances under which it is determined by Dean Witter InterCapital Inc. (the "Investment Manager") or Morgan Grenfell Investment Services Limited (the "Sub-Adviser") that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (5) short-term debt securities having a maturity date of more than sixty days at the time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined

DEAN WITTER PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS APRIL 30, 1997 (UNAUDITED) CONTINUED

by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. OPTION ACCOUNTING PRINCIPLES -- When the Fund writes a call option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as a liability which is subsequently marked-to-market to reflect the current market value of the option written. If a written option either expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security or currency and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security or currency and the proceeds from such sale are increased by the premium originally received.

When the Fund purchases a call or put option, the premium paid is recorded as an investment which is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the cost of the option. If a put option is exercised, the cost of the security or currency sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid.

D. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

E. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized

DEAN WITTER PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS APRIL 30, 1997 (UNAUDITED) CONTINUED

exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 1.0% to the portion of daily net assets not exceeding $1 billion and 0.95% to the portion of daily net assets in excess of $1 billion. Effective May 1, 1997, the Agreement was amended to reduce the annual rate to 0.90% to the portion of daily net assets in excess of $2 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

DEAN WITTER PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS APRIL 30, 1997 (UNAUDITED) CONTINUED

Under a Sub-Advisory Agreement between the Sub-Adviser and the Investment Manager, the Sub-Adviser provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Adviser monthly compensation equal to 40% of its monthly compensation.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act pursuant to which the Fund pays the Distributor compensation, accrued daily and payable monthly, at an annual rate of 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Fund's shares since the Fund's inception (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Fund's shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or upon which such charge has been waived; or (b) the Fund's average daily net assets. Amounts paid under the Plan are paid to the Distributor to compensate it for the services provided and the expenses borne by it and others in the distribution of the Fund's shares, including the payment of commissions for sales of the Fund's shares and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and others who engage in or support distribution of the Fund's shares or who service shareholder accounts, including overhead and telephone expenses, printing and distribution of prospectuses and reports used in connection with the offering of the Fund's shares to other than current shareholders and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan to compensate DWR and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed distribution expenses.

Provided that the Plan continues in effect, any cumulative expenses incurred but not yet recovered, may be recovered through future distribution fees from the Fund and contingent deferred sales charges from the Fund's shareholders.

Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by

DEAN WITTER PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS APRIL 30, 1997 (UNAUDITED) CONTINUED

investors upon redemption of shares, if for any reason the Plan is terminated, the Directors will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $44,542,573 at April 30, 1997.

The Distributor has informed the Fund that for the six months ended April 30, 1997, it received approximately $2,384,000 in contingent deferred sales charges from certain redemptions of the Fund's shares.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 1997 aggregated $285,012,328 and $514,353,105, respectively.

For the six months ended April 30, 1997, the Fund incurred $75,465 in brokerage commissions with affiliates of Morgan Grenfell for portfolio transactions executed on behalf of the Fund.

Dean Witter Trust Company, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At April 30, 1997 the Fund had transfer agent fees and expenses payable of approximately $288,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended April 30, 1997 included in Directors' fees and expenses in the Statement of Operations, amounted to $2,454. At April 30, 1997, the Fund had an accrued pension liability of $48,118 which is included in accrued expenses in the Statement of Assets and Liabilities.

DEAN WITTER PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS APRIL 30, 1997 (UNAUDITED) CONTINUED

5. CAPITAL STOCK

Transactions in capital stock were as follows:

                                                                   FOR THE SIX                    FOR THE YEAR
                                                                   MONTHS ENDED                      ENDED
                                                                  APRIL 30, 1997                OCTOBER 31, 1996
                                                           ----------------------------   ----------------------------
                                                                   (UNAUDITED)
                                                             SHARES          AMOUNT         SHARES          AMOUNT
                                                           -----------   --------------   -----------   --------------
Sold.....................................................   13,676,892   $  258,240,459    38,199,038   $  744,616,070
Reinvestment of dividends................................    1,228,090       23,456,516     1,685,192       31,243,453
                                                           -----------   --------------   -----------   --------------
                                                            14,904,982      281,696,975    39,884,230      775,859,523
Repurchased..............................................  (24,377,017)    (463,342,092)  (30,677,011)    (593,395,952)
                                                           -----------   --------------   -----------   --------------
Net increase (decrease)..................................   (9,472,035)  $ (181,645,117)    9,207,219   $  182,463,571
                                                           -----------   --------------   -----------   --------------
                                                           -----------   --------------   -----------   --------------

6. FEDERAL INCOME TAX STATUS

At October 31, 1996, the Fund had a net capital loss carryover of approximately $19,068,000 of which $3,193,000 will be available through October 31, 2003, and $15,875,000 will be available through October 31, 2004 to offset future capital gains to the extent provided by regulations.

As of October 31, 1996, the Fund had temporary book/tax differences primarily attributable to the mark-to-market of passive foreign investment companies ("PFICs") and capital loss deferrals on wash sales.

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At April 30, 1997, there were outstanding forward contracts used to facilitate settlement of foreign currency denominated portfolio transactions.

At April 30, 1997, the Fund's cash balance consisted principally of interest bearing deposits with Chase Manhattan Bank N.A., the Fund's Custodian.

DEAN WITTER PACIFIC GROWTH FUND INC.
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                     FOR THE SIX                     FOR THE YEAR ENDED OCTOBER 31
                                     MONTHS ENDED       --------------------------------------------------------
                                    APRIL 30, 1997        1996        1995        1994        1993       1992*
----------------------------------------------------------------------------------------------------------------
                                     (UNAUDITED)

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of
 period.......................           $  18.89       $ 18.77     $ 21.60     $ 19.80     $ 12.69     $ 11.72
                                           ------       --------    --------    --------    --------    --------

Net investment income
 (loss).......................              (0.08)         0.05        0.08       (0.10)      (0.04)      (0.01)
Net realized and unrealized
 gain (loss)..................              (0.76)         0.50       (1.94)       2.22        7.15        1.14
                                           ------       --------    --------    --------    --------    --------

Total from investment
 operations...................              (0.84)         0.55       (1.86)       2.12        7.11        1.13
                                           ------       --------    --------    --------    --------    --------

Less dividends and
 distributions from:
   Net investment income......              (0.30)        (0.43)      --          --          --          (0.01)
   Net realized gain..........            --              --          (0.97)      (0.32)      --          (0.15)
                                           ------       --------    --------    --------    --------    --------

Total dividends and
 distributions................              (0.30)        (0.43)      (0.97)      (0.32)      --          (0.16)
                                           ------       --------    --------    --------    --------    --------

Net asset value, end of
 period.......................           $  17.75       $ 18.89     $ 18.77     $ 21.60     $ 19.80     $ 12.69
                                           ------       --------    --------    --------    --------    --------
                                           ------       --------    --------    --------    --------    --------

TOTAL INVESTMENT RETURN+......             (4.56)%(1)      3.00%      (8.65)%     10.69%      56.13%       9.86%

RATIOS TO AVERAGE NET ASSETS:
Expenses......................               2.41%(2)      2.39%       2.45%       2.41%       2.38%       2.77%

Net investment income
 (loss).......................              (0.54)%(2)     0.18%       0.35%      (0.70)%     (0.46)%     (0.30)%

SUPPLEMENTAL DATA:
Net assets, end of period, in
 millions.....................             $1,359        $1,624      $1,442      $1,571        $694        $177

Portfolio turnover rate.......                 19%(1)        49%         50%         35%         30%         73%

Average commission rate
 paid.........................            $0.0075       $0.0095       --          --          --          --

---------------------
 * Net investment loss was computed based upon the monthly average shares outstanding.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

DIRECTORS                                          DEAN WITTER
                                                   PACIFIC
Michael Bozic                                      GROWTH FUND
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Thomas F. Coloia
Treasurer

TRANSFER AGENT

Dean Witter Trust Company
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048                                     [PICTURE]

SUB-ADVISER

Morgan Grenfell Investment Services Limited

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and directors, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to            SEMIANNUAL REPORT
prospective investors in the Fund unless preceded or         APRIL 30, 1997
accompanied by an effective prospectus.